REVERSE MERGER (Details Narrative) - Common Stock [Member] - shares		3 Months Ended	12 Months Ended
	Mar. 30, 2023	Mar. 31, 2023	Dec. 31, 2023
Business Acquisition [Line Items]
Shares issued for reverse acquisition, shares		87,424,424	87,424,424
Myson Inc [Member]
Business Acquisition [Line Items]
Shares issued for reverse acquisition, shares	87,424,424